Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Summary of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Advances to suppliers	363,614	748,672
Deductible input VAT	966,413	395,398
Deferred IPO cost(a)	1,637,278	-
Receivables from third party payment platforms	63,509	53,419
Prepayment to service vendors(b)	—	4,463,506
Receivables from underwriter(c)	—	427,172
Others(d)	198,170	409,196
Prepayments and Other Current Assets	3,228,984	6,497,363

a. Direct cost incurred by the Group attributable to its IPO of ordinary shares in the United States were deferred and recorded deferred IPO cost as of December 31, 2023 and offset against the gross proceeds received from the IPO during 2024.

b. Prepayment to service vendors primarily consist of advance payments for outsourcing core hardware development and market promotion services.

c. Receivables from underwriter mainly represents unused advance payments made to underwriter for subsequent disbursement to legal advisors. As of the reporting date, the balance has been fully collected.

d. Others mainly include staff advances and deposits.